Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2023		Mar. 31, 2023		Sep. 30, 2022	Mar. 31, 2022
Assets:
Cash and cash equivalents		¥ 915,107		¥ 1,231,860		¥ 925,965
Restricted Cash		139,123		135,048
Equity securities	[1]	751,872		589,312
Trading debt securities		2,259		2,179
Available-for-sale debt securities		2,318,317		2,234,608
Held-to-maturity debt securities		115,515		114,759
Certain investment in affiliates		5,003		2,511
Other Assets:
Derivative assets		56,348		50,346
Liabilities:
Short-term debt		586,379		508,796
Deposits		2,223,592		2,246,345
Policy liabilities and Policy account balances (Investment contracts)		1,783,074		1,832,057			¥ 1,912,698
Long-term debt		5,448,244		5,209,723
Other Liabilities:
Derivative liabilities		¥ 55,951		¥ 49,314
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities		Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 915,107		¥ 1,231,860
Restricted Cash		139,123		135,048
Installment loans (net of allowance for credit losses)		0		0
Equity securities		116,421	[2]	105,646	[3]
Trading debt securities		0		0
Available-for-sale debt securities		5,282		4,334
Held-to-maturity debt securities		0		0
Certain investment in affiliates		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		136,985		128,249
Equity securities		133,647	[2]	133,027	[3]
Trading debt securities		2,259		2,179
Available-for-sale debt securities		2,030,880		1,986,672
Held-to-maturity debt securities		104,028		108,326
Certain investment in affiliates		0		0
Other Assets:
Time deposits		4,600		4,374
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		586,379		508,796
Deposits		2,052,118		2,087,035
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,815,990		1,667,119
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		3,740,277		3,679,738
Equity securities		160,131	[2]	140,563	[3]
Trading debt securities		0		0
Available-for-sale debt securities		282,155		243,602
Held-to-maturity debt securities		20,092		21,352
Certain investment in affiliates		5,003		2,511
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		4,566		5,009
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		133,208		143,842
Long-term debt		3,572,108		3,496,993
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		915,107		1,231,860
Restricted Cash		139,123		135,048
Installment loans (net of allowance for credit losses)		3,895,424		3,829,431
Equity securities		410,199	[2]	379,236	[3]
Trading debt securities		2,259		2,179
Available-for-sale debt securities		2,318,317		2,234,608
Held-to-maturity debt securities		115,515		114,759
Certain investment in affiliates		5,003		2,511
Other Assets:
Time deposits		4,600		4,374
Derivative assets	[4]	56,348		50,346
Reinsurance recoverables (Investment contracts)		4,943		5,301
Liabilities:
Short-term debt		586,379		508,796
Deposits		2,051,992		2,086,340
Policy liabilities and Policy account balances (Investment contracts)		133,841		143,407
Long-term debt		5,448,244		5,209,723
Other Liabilities:
Derivative liabilities	[4]	55,951		49,314
Estimated fair value
Assets:
Cash and cash equivalents		915,107		1,231,860
Restricted Cash		139,123		135,048
Installment loans (net of allowance for credit losses)		3,877,262		3,807,987
Equity securities		410,199	[2]	379,236	[3]
Trading debt securities		2,259		2,179
Available-for-sale debt securities		2,318,317		2,234,608
Held-to-maturity debt securities		124,120		129,678
Certain investment in affiliates		5,003		2,511
Other Assets:
Time deposits		4,600		4,374
Derivative assets	[4]	56,348		50,346
Reinsurance recoverables (Investment contracts)		4,566		5,009
Liabilities:
Short-term debt		586,379		508,796
Deposits		2,052,118		2,087,035
Policy liabilities and Policy account balances (Investment contracts)		133,208		143,842
Long-term debt		5,388,098		5,164,112
Other Liabilities:
Derivative liabilities	[4]	¥ 55,951		¥ 49,314

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥151,281 million as of March 31, 2023 and September 30, 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,993 million and ¥196,899 million as of March 31, 2023 and September 30, 2023, respectively. The amount of investment funds elected the fair value option included in equity securities were ¥16,032 million and ¥19,401 million as of March 31, 2023 and September 30, 2023, respectively.
[2]	The amount of ¥68,018 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”